Other (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other general expense - net
Included in Other general expense - net were the following:

	2016	2015	2014
Provisions for environmental matters - net	$42,932	$31,071	$36,046
(Gain) loss on sale or disposition of assets	(30,564)	(803)	1,436
Total	$12,368	$30,268	$37,482

Other (income) expense - net
Included in Other (income) expense - net were the following:

	2016	2015	2014
Dividend and royalty income	$(4,573)	$(3,668)	$(4,864)
Net expense from financing activities	8,667	11,091	11,367
Foreign currency transaction related losses	7,335	9,503	3,603
Other income	(25,279)	(23,880)	(37,524)
Other expense	9,263	13,036	12,018
Total	$(4,587)	$6,082	$(15,400)